401(K) Retirement Savings Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
401(K) Retirement Savings Plan [Abstract]
401(k) RETIREMENT SAVINGS PLAN

NOTE 12 – 401(K) RETIREMENT SAVINGS PLAN

The Company sponsors a 401(k) defined contribution plan covering eligible employees who elect to participate. The Company is allowed to make discretionary profit sharing and 401(k) matching contributions as defined in the plan and as approved by the Board of Directors. The Company’s contributions for the period from February 14, 2024 through September 30, 2024 was $40,459 and Predecessor contributions during the period from January 1, 2024 through February 13, 2024 was $8,657. The Company did not make any contributions to the 401(k) during the nine months ended September 30, 2025.

NOTE 13 – 401(k) RETIREMENT SAVINGS PLAN

The Company sponsors a 401(k) defined contribution plan covering eligible employees who elect to participate. The Company is allowed to make discretionary profit sharing and 401(k) matching contributions as defined in the plan and as approved by the Board of Directors. The Company’s contributions for the period from February 14, 2024 through December 31, 2024 was $44,077 and Predecessor contributions during the period from January 1, 2024 through February 13, 2024 was $8,657. The Predecessor made contributions of $63,344 during the year ended December 31, 2023.